Business combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3. Business combinations

Höegh Grace

Acquisition of 51% ownership interest in Höegh Grace

On January 3, 2017, the Partnership closed the acquisition of 51% ownership interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate
Höegh Grace
pursuant to a purchase, sale and contribution agreement that the Partnership entered into with Höegh LNG on December 1, 2016. The cash consideration was $91.8 million, excluding the working capital adjustment. The working capital adjustment was $0.4 million.

In December 2016, the
Höegh Grace
, commenced on the time charter contract with a lease element and a services element with SPEC. The
Höegh Grace
serves as a LNG import terminal in Cartagena, on the Atlantic coast of Colombia. The initial term of the lease is 20 years. However, the Charterer has an unconditional option to cancel the lease after 10 and 15 years. As a result, the non-cancellable lease period is for 10 years.

Under terms of Höegh LNG Colombia Holding Ltd.’s memorandum and articles of association, the Partnership has the power to make key operating decisions considered to be most significant to the
Höegh Grace
entities and, therefore, has control over the
Höegh Grace
entities through the Partnership’s ownership of the equity interest of Höegh LNG Colombia Holding Ltd. As a result, the Partnership accounted for the acquisition of the 51% interest in Höegh LNG Colombia Holding Ltd. as a business combination. On January 1, 2017, the Partnership entered an agreement with Höegh LNG, under which Höegh LNG granted to the Partnership the authority to make decisions over the operations of Höegh LNG Colombia Holding Ltd. from January 1, 2017 to the closing date of the acquisition. As a result, the Partnership recorded the results of operations of the
Höegh Grace
entities in its consolidated income statement as of January 1, 2017.

The purchase price of the acquisition has been allocated to the identifiable fair values allocated to each class of identifiable assets acquired.

Under the purchase method of accounting when control is obtained, the non-controlling interest is required to be measured at its fair value at the acquisition date. Management concluded that the pro-rata values of the controlling and non-controlling interests were the same. The fair value of the consideration transferred and the fair value of the 49% interest of the non-controlling interest was allocated to assets acquired and liabilities assumed as of the acquisition date with any remaining unallocated amount recognized as goodwill.

The following summarizes the fair values of assets and liabilities assumed as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	$91,768
Working capital adjustment	407
Total consideration		$92,175

Assets acquired
Cash and cash equivalents	3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Intangibles: Above market time charter	11,760
Other long term assets	830
Total assets		378,048
Liabilities assumed
Trade payables	(193)
Amounts due to owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed		(197,312)
Total identifiable net assets		180,736
Non-controlling interest in total identifiable net assets		88,561
Acquired share in total identifiable net asset		$92,175

One contract related intangible was identified. The Partnership recorded $11.8 million for the favorable time charter contract with SPEC. Refer to note 2 Significant accounting policies: Intangibles and goodwill for information on the useful life and timing of amortization of the intangibles and note 12 for additional information.

The premium arising in a business combination for the difference in the fair value of the debt assumed compared to the outstanding principal is reported in the consolidated balance sheet as a direct adjustment to the outstanding principal of the related debt and amortized on an effective interest rate method over the term of the relevant loan. Amortization of fair value of the debt assumed is included as a component of interest expense.

The fair value of assets acquired and the liabilities assumed approximated the total consideration, therefore, no residual amount has been recognized as goodwill for the acquisition.

All of the excess value associated with the business combination is associated with assets and liabilities of Höegh LNG FSRU IV Ltd., a Cayman Islands company, which is not subject to corporate income taxes. Therefore, there are no deferred tax assets or liabilities included in the purchase price allocation. As of the acquisition date, Höegh LNG Colombia S.A.S. had net deferred tax assets of less than $0.1 million which were fully offset by a valuation allowance.

Acquisition of remaining 49% ownership interest in Höegh Grace

On December 1, 2017, the Partnership closed the acquisition of the remaining 49% ownership interest in Höegh LNG Colombia Holding Ltd., and, as of that date, the Partnership has a 100% ownership interest in the
Höegh Grace
entities and there was no longer a non-controlling interest in the
Höegh Grace
entities.

The purchase price for the acquisition was $85.9 million, excluding the working capital adjustment, pursuant to the purchase, sale and contribution agreement. The working capital adjustment was $0.8 million. The purchase price was settled with cash of $45.3 million from the issuance of the Series A preferred units and the rest of the purchase price of $41.4 million was financed by draws on the revolving credit facility.

The acquisition of 51% ownership interest in the
Höegh Grace
entities in January 2017 was accounted for under the purchase method of accounting. The December 2017 acquisition of the remaining 49% ownership interest in the
Höegh Grace
entities is a change in the Partnership's ownership and has been accounted for as an equity transaction for the acquisition of the 49% interest from the owner of the non-controlling interest.
The carrying amount of the non-controlling interest is adjusted to reflect the change in ownership interest. Any difference between the fair value of the total consideration and the book value of the non-controlling interest is recognized as a capital contribution in equity attributable to the Partnership.

The following summarizes the acquisition of the non-controlling interest as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Cash portion of purchase price	$45,300
Revolving credit facility draw	40,600
Revolving credit facility draw for working capital adjustment	762
Total consideration		$86,662

49% Assets acquired		181,420
49% Liabilities assumed		(91,522)
Total identifiable net assets		89,898

Non-controlling interest acquired		89,898
Difference between net book value of acquired non-controlling interest and consideration paid		(3,236)
Impact of acquisition of non-controlling interest on equity		$86,662

Revenue and profit contributions

Total revenues of $51.8 million and net income of $23.6 million have been included in the Partnership's consolidated statement of income from January 1, 2017 through December 31, 2017.

Pro forma financial information

The following unaudited pro forma information assumes the acquisition of the
Höegh Grace
entities occurred as of January 1, 2016. The unaudited information is for illustration purposes only. The
Höegh Grace
was delivered from HHI on March 30, 2016 and did not begin operations under the time charter until December 2016. Periods prior to December 2016 reflect costs incurred during the construction and pre-contract period of operations and would not be indicative of the future results of operations or the cash flows that the Partnership has and will consolidate going forward.

Year ended
Unaudited pro forma information	December 31,
(in thousands of U.S. dollars)	2016
Total revenue	$96,526
Net income (loss)	23,382
Non-controlling interest in net income (loss)	(8,818)
Partners’ interest in net income (loss)	$32,200